Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	2022	2021
Cash at bank and on hand	146,242	152,721
Short-term bank deposits	84,411	47,045
	230,653	199,766